Related Party Transactions - Additional Information 1 (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended											3 Months Ended			12 Months Ended							9 Months Ended	12 Months Ended	4 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011 Shuttle Tankers [Member] Vessel	Dec. 31, 2013 Shuttle Tankers [Member]	Dec. 31, 2012 Shuttle Tankers [Member]	Dec. 31, 2011 Shuttle Tankers [Member]	Dec. 31, 2013 Shuttle Tankers [Member] Affiliated Entity [Member] Tank	Dec. 31, 2013 Conventional Tanker [Member]	Dec. 31, 2012 Conventional Tanker [Member]	Dec. 31, 2011 Conventional Tanker [Member]	Dec. 31, 2013 Conventional Tanker [Member] Affiliated Entity [Member] Tank	Dec. 31, 2013 FSO [Member] Tank	Dec. 31, 2012 FSO [Member]	Dec. 31, 2011 FSO [Member]	Jun. 30, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member]	Jun. 30, 2012 Teekay Corporation [Member]	Dec. 31, 2013 Teekay Corporation [Member]	Dec. 31, 2012 Teekay Corporation [Member]	Dec. 31, 2013 Teekay Corporation [Member] Conventional Tanker [Member] Tank	Dec. 31, 2013 Dropdown Predecessor [Member]	Dec. 31, 2011 Dropdown Predecessor [Member]	Dec. 31, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Maximum [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Initial [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Indemnification Agreement [Member]	Dec. 31, 2013 Voyageur Spirit [Member] Dropdown Predecessor [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member] Teekay Corporation [Member]	Jun. 10, 2013 Itajai FPSO Joint Venture [Member] Joint Venture Partner [Member]	May 31, 2013 Itajai FPSO Joint Venture [Member] Joint Venture Partner [Member]
Related Party Transaction [Line Items]
Interest expense	$ 62,855,000	$ 47,508,000	$ 35,929,000																											$ 300,000
Amount of charter rate being forgone	56,682,000	56,989,000	74,478,000		56,682,000	56,989,000	74,478,000		0	0	0		0	0	0									29,200,000					29,200,000
Indeminification of revenue loss																										54,000,000		2,100,000	3,600,000
Entity acquired, purchase price																											509,300,000
Net assumed debt on purchase																									279,300,000
Liabilities assumed on business combination																									230,000,000
Indemnification amount																													34,900,000
Excess purchase price over book value	203,977,000		12,519,000																			203,977,000	12,519,000							201,800,000
Equity distribution	192,142,000	164,720,000	156,284,000																											77,600,000
Carrying value in excess of fair value																								4,300,000
Percentage of interest in joint venture																			50.00%
Entity acquired, purchase price	52,520,000																														53,800,000
Joint venture debt	2,368,976,000	1,769,632,000																															289,500,000	300,000,000
Repayment of debt drawn down																																10,500,000
Carrying value of equity contribution from Teekay Corporation	(6,590,000)																															6,590,000
Shipbuilding and site supervision costs	14,200,000	2,800,000
Number of vessels				4				2				2	2								2
Percentage of interest in joint venture	50.00%
Early termination fee	$ 71,905,000	$ 64,166,000	$ 62,233,000													$ 4,500,000	$ 6,800,000	$ 14,700,000	$ 11,300,000	$ 14,700,000